Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue		$ 18
Cost of goods sold		89
Gross loss		(71)
Selling, general and administrative		7,182	11,485
Change in contingent consideration		(2,180)	(1,322)
Total operating expenses		5,002	10,163
Operating loss from continuing operations		(5,073)	(10,163)
Interest expense, net		(256)	(2,148)
Change in fair value of warrant liabilities		(17,902)	4,695
Loss on extinguishment of long-term debt, net			(4,311)
Other expense, net			(2)
Total other (expense) income, net		(18,158)	(1,766)
Loss from continuing operations before income taxes		(23,231)	(11,929)
Income tax benefit (expense)		2	(2)
Loss from continuing operations, net of income taxes		(23,229)	(11,931)
Loss from discontinued operations		(6,624)	(6,719)
Loss on disposal of Cultivation business		(11,893)
Income tax effect on discontinued operations
Loss from discontinued operations, net of income taxes		(18,517)	(6,719)
Net loss		$ (41,746)	$ (18,650)
Net loss per share:
Continuing operations (in Dollars per share)		$ (22.77)	$ (120.04)
Continuing operations diluted (in Dollars per share)		(22.77)	(120.04)
Discontinued operations (in Dollars per share)		(18.15)	(67.6)
Discontinued operations diluted (in Dollars per share)		(18.15)	(67.6)
Net loss per share attributable to Common Stockholders – basic (in Dollars per share)	[1]	(40.92)	(187.64)
Net loss per share attributable to Common Stockholders – diluted (in Dollars per share)	[1]	$ (40.92)	$ (187.64)
Weighted average common shares outstanding - basic (in Shares)	[1]	1,020,185	99,391
Weighted average common shares outstanding - diluted (in Shares)	[1]	1,020,185	99,391

[1]	Periods presented have been adjusted to retroactively reflect the 1-for-20 reverse stock split on July 5, 2023, and for the 1-for-15 reverse stock split on October 8, 2024. Additional information regarding reverse stock splits may be found in Note 1 - Overview, Basis of Presentation, and Significant Accounting Policies, included elsewhere in the notes to the consolidated financial statements.